Prepayment, deposit and other receivables	12 Months Ended
Dec. 31, 2023
Prepayment Deposit And Other Receivables
Prepayment, deposit and other receivables

Note 5 Prepayment, deposit and other receivables

Prepayment, deposit and other receivables consist of the following:

	December 31, 2022	December 31, 2023	December 31, 2023
	HK$’000	HK$’000	US$’000
Non-current portions:
Rental deposit	-	-	-

Current portions:
Rental deposit	932	1,089	139
VAT refundable	762	961	123
Prepayment	2,813	1,747	224
Income tax refundable	1,459	1,147	147
Other receivables	801	1,073	137
	6,767	6,017	770